Reserve Quantity Information (Detail)	Dec. 31, 2017 MMBbls MMcf	Dec. 31, 2016 MMBbls MMcf	Dec. 31, 2015 MMBbls MMcf
Oil [Member]
Reserve Quantities [Line Items]
Proved developed reserves Beginning of year | MMBbls	8,521	9,168	2,882
End of year | MMBbls	8,664	8,521	9,168
Proved undeveloped reserves Beginning of year | MMBbls	16,670	14,562	1,125
End of year | MMBbls	17,833	16,670	14,562
Natural Gas [Member]
Reserve Quantities [Line Items]
Proved developed reserves Beginning of year | MMcf	10,521	23,384	11,960
End of year | MMcf	9,354	10,521	23,384
Proved undeveloped reserves Beginning of year | MMcf		26,719	4,748
End of year | MMcf			26,719
Peru (member) | Oil [Member]
Reserve Quantities [Line Items]
Proved developed reserves Beginning of year | MMBbls	8,521	9,168	2,882
End of year | MMBbls	8,663	8,521	9,168
Proved undeveloped reserves Beginning of year | MMBbls	16,670	14,562	1,125
End of year | MMBbls	17,833	16,670	14,562
Peru (member) | Natural Gas [Member]
Reserve Quantities [Line Items]
Proved developed reserves Beginning of year | MMcf	10,521	23,384	11,960
End of year | MMcf	9,354	10,521	23,384
Proved undeveloped reserves Beginning of year | MMcf		26,719	4,748
End of year | MMcf			26,719